Shareholder Report	12 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	NEW COVENANT FUNDS
Entity Central Index Key	0001070222
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000074154
Shareholder Report [Line Items]
Fund Name	New Covenant Growth Fund
Trading Symbol	NCGFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about New Covenant Growth Fund (the "Fund") for the period from July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 877-835-4531.
Additional Information Phone Number	877-835-4531
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New Covenant Growth Fund	$77	0.72%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund underperformed its benchmark, the Russell 3000 Index (USD) — which tracks the performance of the 3,000 largest U.S. companies representing approximately 96% of the investable U.S. equity market — for the 12-month reporting period.

Fund performance for the reporting period was hampered by stock selection in the consumer staples, health care, communication services, and information technology sectors. Conversely, the Fund’s equity segment benefited from an underweight allocation to energy, a sector that underperformed within the Fund’s benchmark index during the period. The Fund’s equity holdings within the energy sector outperformed the benchmark’s equity positions in the energy sector during the reporting period.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	New Covenant Growth Fund - $30283	Russell 3000 Index (USD) - $33822
Jun/15	$10000	$10000
Jun/16	$9632	$10214
Jun/17	$11377	$12104
Jun/18	$13054	$13893
Jun/19	$13995	$15141
Jun/20	$15000	$16130
Jun/21	$21388	$23253
Jun/22	$18411	$20029
Jun/23	$21878	$23825
Jun/24	$26686	$29335
Jun/25	$30283	$33822

AssetsNet	$ 534,560,000
Holdings Count | Holding	1,506
Advisory Fees Paid, Amount	$ 1,227
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$534,560	1,506	$1,227	5%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Rights	0.0%
Futures Contracts	0.0%
Cash Equivalent	1.1%
Utilities	2.0%
Real Estate	2.2%
Materials	2.4%
Energy	3.1%
Consumer Staples	4.7%
Communication Services	8.6%
Industrials	9.3%
Health Care	10.0%
Consumer Discretionary	10.7%
Financials	14.3%
Information Technology	31.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
NVIDIA Corp	6.3%
Microsoft Corp	6.3%
Apple Inc	4.9%
Amazon.com Inc	3.4%
Meta Platforms Inc, Cl A	2.6%
Broadcom Inc	2.2%
Alphabet Inc, Cl A	1.6%
Tesla Inc	1.4%
Berkshire Hathaway Inc, Cl B	1.4%
Alphabet Inc, Cl C	1.3%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
C000074155
Shareholder Report [Line Items]
Fund Name	New Covenant Income Fund
Trading Symbol	NCICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about New Covenant Income Fund (the "Fund") for the period from July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 877-835-4531.
Additional Information Phone Number	877-835-4531
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New Covenant Income Fund	$77	0.75%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund modestly underperformed its benchmark, the Bloomberg Intermediate U.S. Aggregate Bond Index (USD) — which tracks the performance of fixed-rate, publicly issued, non-investment-grade bonds — for the 12-month period ending June 30, 2025.

The Federal Reserve (“Fed”) surprised the markets by reducing the federal-funds rate by 50 basis points (0.50%) at its September 2024 meeting, then followed up with additional 25-basis point cuts at its November and December meetings. Since then, the Fed has been on pause as the central bank continues to evaluate the effects of trade and fiscal policy on the broader U.S. economy and financial markets.

Fund performance for the reporting period was bolstered by security selection in corporate credit. This was partially offset by a slightly underweight allocation to the sector. An overweight allocation to and security selection in agency mortgage-backed securities (“MBS”) also contributed to Fund performance. An overweight to asset-backed securities (“ABS”) enhanced performance, particularly prime tranches within auto loans and credit cards and an allocation to AAA rated collateralized loan obligations (“CLOs”). Within the commercial mortgage-backed securities (“CMBS”) sector, allocations to higher-quality tranches and Class A properties (the highest quality, newest, and most desirable buildings in a market) contributed to Fund performance. A slightly long duration posture had minimal impact on performance, while overweights to both the two- and five-year segments of the U.S. Treasury yield curve were positive contributors to performance. At the manager level, Metropolitan West Asset Management LLC outperformed the Fund’s benchmark since the beginning of its tenure as a manager in October 2024, given its overweight position and security selection in agency MBS. Income Research + Management benefited from positioning within the ABS sector, particularly prime credit cards, auto loans, and AAA rated CLOs.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	New Covenant Income Fund - $11679	Bloomberg U.S. Aggregate Bond Index (TR) (USD)* - $11904	Bloomberg Intermediate U.S. Aggregate Bond Index (USD) - $11956
Jun/15	$10000	$10000	$10000
Jun/16	$10400	$10600	$10436
Jun/17	$10429	$10567	$10420
Jun/18	$10373	$10525	$10386
Jun/19	$11043	$11353	$11085
Jun/20	$11696	$12345	$11817
Jun/21	$11828	$12304	$11823
Jun/22	$10723	$11038	$10888
Jun/23	$10639	$10934	$10822
Jun/24	$10993	$11222	$11206
Jun/25	$11679	$11904	$11956

AssetsNet	$ 335,263,000
Holdings Count | Holding	862
Advisory Fees Paid, Amount	$ 943
InvestmentCompanyPortfolioTurnover	356.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$335,263	862	$943	356%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Consumer Staples	0.3%
Sovereign Debt	0.3%
Materials	0.4%
Real Estate	0.7%
Energy	0.7%
Information Technology	0.7%
Municipal Bonds	1.1%
Communication Services	1.1%
Health Care	2.0%
Consumer Discretionary	2.1%
Industrials	2.2%
Utilities	2.7%
Financials	7.7%
Cash Equivalent	8.5%
Asset-Backed Securities	9.8%
U.S. Treasury Obligations	23.1%
Mortgage-Backed Securities	45.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Notes	3.875%	06/30/30	8.5%
U.S. Treasury Notes	4.125%	11/30/29	2.6%
U.S. Treasury Notes	4.000%	07/31/29	2.0%
FNMA	2.000%	07/15/55	1.8%
U.S. Treasury Notes	3.875%	06/15/28	1.7%
U.S. Treasury Notes	4.000%	06/30/32	1.6%
U.S. Treasury Notes	4.250%	11/15/34	1.3%
FNMA	3.500%	07/15/55	1.2%
FNMA	4.000%	07/15/55	1.2%
U.S. Treasury Notes	4.000%	02/28/30	1.0%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

In October 2024, Metropolitan West Asset Management LLC replaced Western Asset Management Company, LLC and Western Asset Management Company Limited as a Fund sub-adviser.
C000013702
Shareholder Report [Line Items]
Fund Name	New Covenant Balanced Growth Fund
Trading Symbol	NCBGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about New Covenant Balanced Growth Fund (the "Fund") for the period from July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 877-835-4531.
Additional Information Phone Number	877-835-4531
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.13%
Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
AssetsNet	$ 358,129,000
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	8.00%
C000074153
Shareholder Report [Line Items]
Fund Name	New Covenant Balanced Income Fund
Trading Symbol	NCBIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about New Covenant Balanced Income Fund (the "Fund") for the period from July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 877-835-4531.
Additional Information Phone Number	877-835-4531
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.15%
Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
AssetsNet	$ 76,759,000
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	7.00%